Short-term investments and Cash and Cash equivalents - Additional Information (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Short term investments1 [abstract]
Treasury position		€ 5,000
Cash burned	[1]	€ (7,469)	€ (15,633)

[1]	‘Net cash burn’ is an alternative performance measure determined by the year-on-year net variance in the Group’s treasury position as above defined. The purpose of this measure for the Management is to determine the change of the treasury position. ‘Treasury position’ is an alternative performance measure determined by adding Short-term investments and Cash and cash equivalents from the statement of financial position prepared in accordance with IFRS. The purpose of this measure by Management is to identify the level of cash available internally (excluding external sources of financing) within 12 months.